As filed with the Securities and Exchange Commission on November 24, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Olstein All Cap Value Fund
Schedule of Investments as of September 30, 2015 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Aerospace & Defense - 2.3%
Esterline Technologies Corporation (a)	91,300	$6,563,557
United Technologies Corporation	92,000	8,187,080
		14,750,637
Air Delivery & Freight Services - 0.7%
United Parcel Service, Inc. - Class B	49,000	4,835,810

Airlines - 3.1%
Delta Air Lines, Inc.	180,000	8,076,600
JetBlue Airways Corporation (a)	113,000	2,912,010
Spirit Airlines, Inc. (a)	199,000	9,412,700
		20,401,310
Auto Components - 1.6%
Delphi Automotive PLC (b)	70,000	5,322,800
Johnson Controls, Inc.	124,000	5,128,640
		10,451,440
Auto Manufacturers - 2.4%
General Motors Company	285,000	8,555,700
Oshkosh Corporation	194,900	7,080,717
		15,636,417
Beverages - 0.8%
PepsiCo, Inc.	58,000	5,469,400

Capital Markets - 2.9%
Janus Capital Group Inc.	671,000	9,125,600
Legg Mason, Inc.	238,000	9,903,180
		19,028,780
Chemicals - 1.3%
E. I. du Pont de Nemours and Company	75,000	3,615,000
Sensient Technologies Corporation	82,000	5,026,600
		8,641,600
Commercial Banks - 6.1%
The Bank of New York Mellon Corporation	206,000	8,064,900
BB&T Corporation	213,000	7,582,800
Citizens Financial Group Inc.	271,000	6,466,060
Fifth Third Bancorp	459,000	8,679,690
U.S. Bancorp	217,500	8,919,675
		39,713,125
Commercial Services & Supplies - 1.6%
ABM Industries Incorporated	152,000	4,151,120
Brady Corporation - Class A	303,000	5,956,980
		10,108,100
Communications Equipment - 1.5%
Cisco Systems, Inc.	376,000	9,870,000

Computers & Peripherals - 2.7%
Apple Inc.	80,000	8,824,000
Teradata Corporation (a)	309,000	8,948,640
		17,772,640

Consumer Finance - 3.4%
American Express Company	45,000	3,335,850
Equifax Inc.	30,000	2,915,400
MasterCard, Inc. - Class A	63,000	5,677,560
PayPal Holdings, Inc. (a)	156,000	4,842,240
Visa Inc. - Class A	77,000	5,363,820
		22,134,870
Containers & Packaging - 3.4%
Owens-Illinois, Inc. (a)	367,000	7,604,240
Packaging Corporation of America	96,800	5,823,488
Sealed Air Corporation	65,300	3,061,264
WestRock Company	110,000	5,658,400
		22,147,392
Diversified Financial Services - 3.0%
Franklin Resources, Inc.	256,000	9,538,560
Invesco Ltd. (b)	316,000	9,868,680
		19,407,240
E-Commerce - 0.7%
eBay Inc. (a)	173,000	4,228,120

Electronic Equipment & Instruments - 3.2%
Itron, Inc. (a)	244,000	7,786,040
Keysight Technologies, Inc. (a)	261,000	8,049,240
TE Connectivity Ltd. (b)	85,000	5,090,650
		20,925,930
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc.	163,000	6,136,950

Food & Drug Retailers - 0.7%
CVS Health Corporation	45,000	4,341,600

Health Care Equipment & Supplies - 5.9%
Becton, Dickinson and Company	65,000	8,622,900
Intuitive Surgical, Inc. (a)	12,500	5,744,750
Medtronic, PLC (b)	134,000	8,969,960
Stryker Corporation	49,000	4,610,900
Zimmer Holdings, Inc.	111,000	10,426,230
		38,374,740
Health Care Products - 1.0%
Johnson & Johnson	71,000	6,627,850

Health Care Providers & Services - 2.5%
Patterson Companies Inc.	153,000	6,617,250
UnitedHealth Group Incorporated	58,000	6,728,580
Universal Health Services, Inc. - Class B	20,600	2,571,086
		15,916,916
Household Durables - 1.4%
Harman International Industries, Incorporated	94,000	9,023,060

Industrial Conglomerates - 1.5%
General Electric Company	395,000	9,961,900

Industrial Equipment Wholesale - 1.7%
MSC Industrial Direct Co., Inc. - Class A	66,000	4,027,980
WESCO International, Inc. (a)	154,000	7,156,380
		11,184,360

Insurance - 3.5%
Aon PLC (b)	103,000	9,126,830
Marsh & McLennan Companies, Inc.	136,000	7,101,920
The Travelers Companies, Inc.	64,000	6,369,920
		22,598,670
Machinery - 6.6%
Dover Corporation	111,000	6,346,980
Ingersoll-Rand PLC (b)	109,000	5,533,930
Joy Global Inc.	424,000	6,330,320
Parker-Hannifin Corporation	55,000	5,351,500
Pentair PLC (b)	130,000	6,635,200
Regal Beloit Corporation	126,000	7,112,700
Xylem Inc.	158,000	5,190,300
		42,500,930
Media - 4.7%
Comcast Corporation - Class A	118,000	6,711,840
Discovery Communications, Inc. - Class C (a)	323,000	7,845,670
Twenty-First Century Fox, Inc. - Class B	298,000	8,066,860
Viacom Inc. - Class B	178,000	7,680,700
		30,305,070
Multiline Retail - 2.8%
Dillard's, Inc. - Class A	105,000	9,175,950
Kohls Corporation	199,500	9,238,845
		18,414,795
Office Electronics - 1.1%
Zebra Technologies Corporation - Class A (a)	91,000	6,966,050

Oil & Gas - 0.6%
Exxon Mobil Corporation	48,000	3,568,800

Pharmaceuticals - 1.1%
Abbott Laboratories	176,000	7,078,720

Restaurants - 0.8%
The Wendy's Company	612,000	5,293,800

Semiconductor & Semiconductor Equipment - 3.0%
Intel Corporation	388,000	11,694,320
Vishay Intertechnology, Inc.	774,357	7,503,519
		19,197,839
Software - 3.7%
Microsoft Corporation	181,000	8,011,060
Oracle Corporation	289,000	10,438,680
VASCO Data Security International, Inc. (a)	314,500	5,359,080
		23,808,820
Specialty Retail - 5.5%
Bed Bath & Beyond Inc. (a)	126,000	7,184,520
Big Lots, Inc.	130,900	6,272,728
DSW Inc. - Class A	339,000	8,580,090
Lowe's Companies, Inc.	97,000	6,685,240
Vitamin Shoppe, Inc. (a)	218,000	7,115,520
		35,838,098
Telecommunications - 3.6%
AT&T Inc.	251,000	8,177,580
Corning Incorporated	420,000	7,190,400
Verizon Communications, Inc.	179,000	7,788,290
		23,156,270

Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	141,000	4,079,130
Fossil Group, Inc. (a)	141,000	7,879,080
Ralph Lauren Corporation - Class A	50,000	5,908,000
		17,866,210
Transportation Equipment - 1.4%
The Greenbrier Companies, Inc.	283,000	9,087,130
TOTAL COMMON STOCKS (Cost $675,268,602)		632,771,389

SHORT-TERM INVESTMENTS - 2.8%
Money Market Mutual Funds (c) - 2.8%
Fidelity Institutional Money Market Portfolio - Class I, 0.13%	16,910,587	16,910,587
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.16%	1,563,680	1,563,680
TOTAL SHORT-TERM INVESTMENTS (Cost $18,474,267)		18,474,267

TOTAL INVESTMENTS - 100.3%
(Cost $693,742,869)		651,245,656
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(2,108,192)
TOTAL NET ASSETS - 100.0%		$649,137,464

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

	Cost of investments	$693,742,869
	Gross unrealized appreciation	$44,460,891
	Gross unrealized depreciation	(86,958,104)
	Net unrealized depreciation	$(42,497,213)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Olstein Strategic Opportunities Fund
Schedule of Investments as of September 30, 2015 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Aerospace & Defense - 2.7%
Esterline Technologies Corporation (a)	69,200	$4,974,788

Airlines - 3.8%
Spirit Airlines, Inc. (a)	149,000	7,047,700

Auto Components - 5.7%
Fox Factory Holding Corp. (a)	223,800	3,773,268
Miller Industries, Inc.	130,000	2,540,200
Standard Motor Products, Inc.	123,600	4,311,168
		10,624,636
Auto Manufacturers - 2.4%
Oshkosh Corporation	125,000	4,541,250

Capital Markets - 5.9%
Janus Capital Group Inc.	410,000	5,576,000
Legg Mason, Inc.	130,000	5,409,300
		10,985,300
Chemicals - 1.6%
Sensient Technologies Corporation	49,000	3,003,700

Commercial Banks - 3.1%
First Niagara Financial Group, Inc.	325,000	3,318,250
TowneBank	127,500	2,403,375
		5,721,625
Commercial Services & Supplies - 4.1%
ABM Industries Incorporated	89,000	2,430,590
Brady Corporation - Class A	265,000	5,209,900
		7,640,490
Communications Equipment - 1.2%
Harmonic Inc. (a)	380,000	2,204,000

Computers & Peripherals - 2.7%
Teradata Corporation (a)	176,000	5,096,960

Containers & Packaging - 2.3%
Owens-Illinois, Inc. (a)	209,000	4,330,480

Electronic Equipment & Instruments - 9.5%
Daktronics, Inc.	530,000	4,595,100
GSI Group Inc. (a) (b)	346,000	4,404,580
Itron, Inc. (a)	141,000	4,499,310
Keysight Technologies, Inc. (a)	136,000	4,194,240
		17,693,230
Environmental Control - 2.2%
CECO Environmental Corp.	505,000	4,135,950

Health Care Equipment & Supplies - 1.6%
Cynosure Inc. - Class A (a)	101,000	3,034,040

Health Care Providers & Services - 2.1%
Patterson Companies Inc.	92,000	3,979,000

Household Durables - 5.3%
Harman International Industries, Incorporated	64,000	6,143,360
Lifetime Brands, Inc.	262,000	3,662,760
		9,806,120
Industrial Equipment Wholesale - 2.8%
WESCO International, Inc. (a)	111,000	5,158,170

Internet & Catalog Retail - 1.6%
Lands' End, Inc. (a)	108,000	2,917,080

Machinery - 8.8%
Blount International, Inc. (a)	668,000	3,720,760
Federal Signal Corporation	231,000	3,167,010
Joy Global Inc.	248,000	3,702,640
Kadant Inc.	40,000	1,560,400
Regal Beloit Corporation	76,000	4,290,200
		16,441,010
Multiline Retail - 3.0%
Dillard's, Inc. - Class A	63,100	5,514,309

Office Electronics - 1.4%
Zebra Technologies Corporation - Class A (a)	35,000	2,679,250

Restaurants - 5.1%
Potbelly Corporation (a)	420,000	4,624,200
The Wendy's Company	567,000	4,904,550
		9,528,750
Semiconductor & Semiconductor Equipment - 3.7%
Entegris, Inc. (a)	196,000	2,585,240
Vishay Intertechnology, Inc.	439,000	4,253,910
		6,839,150
Software - 0.8%
VASCO Data Security International, Inc. (a)	92,800	1,581,312

Specialty Retail - 7.6%
Big Lots, Inc.	76,000	3,641,920
DSW Inc. - Class A	201,000	5,087,310
Vitamin Shoppe, Inc. (a)	166,000	5,418,240
		14,147,470
Textiles, Apparel & Luxury Goods - 1.1%
Fossil Group, Inc. (a)	37,000	2,067,560

Transportation Equipment - 5.0%
The Greenbrier Companies, Inc.	181,000	5,811,910
Wabash National Corporation (a)	325,000	3,441,750
		9,253,660
TOTAL COMMON STOCKS (Cost $214,854,153)		180,946,990

SHORT-TERM INVESTMENTS - 2.4%
Money Market Mutual Funds (c) - 2.4%
Fidelity Institutional Money Market Portfolio - Class I, 0.13%	275,709	275,709
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.16%	4,125,030	4,125,030
TOTAL SHORT-TERM INVESTMENTS (Cost $4,400,739)		4,400,739

TOTAL INVESTMENTS - 99.5%
(Cost $219,254,892)	185,347,729
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	962,278
TOTAL NET ASSETS - 100.0%	$186,310,007

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

	Cost of investments	$219,254,892
	Gross unrealized appreciation	$7,424,670
	Gross unrealized depreciation	(41,331,833)
	Net unrealized depreciation	$(33,907,163)

	* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2015 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Industrials	$153,206,504	$-	$-	$153,206,504
Consumer Discretionary	147,055,013	-	-	147,055,013
Information Technology	111,523,399	-	-	111,523,399
Financials	109,761,225	-	-	109,761,225
Health Care	60,919,506	-	-	60,919,506
Materials	30,788,992	-	-	30,788,992
Consumer Staples	9,811,000	-	-	9,811,000
Energy	9,705,750	-	-	9,705,750
Total Equity	632,771,389	-	-	632,771,389
Short-Term Investments	18,474,267	-	-	18,474,267
Total Investments in Securities	$651,245,656	$-	$-	$651,245,656

Strategic Opportunities Fund
Equity
Industrials	$72,350,818	$-	$-	$72,350,818
Consumer Discretionary	54,605,925	-	-	54,605,925
Information Technology	22,936,102	-	-	22,936,102
Financials	16,706,925	-	-	16,706,925
Materials	7,334,180	-	-	7,334,180
Health Care	7,013,040	-	-	7,013,040
Total Equity	180,946,990	-	-	180,946,990
Short-Term Investments	4,400,739	-	-	4,400,739
Total Investments in Securities	$185,347,729	$-	$-	$185,347,729

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report. It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Olstein Funds

By       /s/ Robert A. Olstein
Robert A. Olstein, President

Date        11/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Robert A. Olstein
    Robert A. Olstein, President

Date        11/23/15

By       /s/ Michael Luper
    Michael Luper, Treasurer

Date        11/23/15